Secured Borrowings (Notes Payable Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 02, 2007 Class G One Notes [Member]	Aug. 31, 2012 Class G One Notes [Member]	Apr. 30, 2010 Class G One Notes [Member]	Mar. 31, 2012 Class G One Notes [Member]	Dec. 31, 2013 Class G One Notes [Member] item	Dec. 31, 2012 Class G One Notes [Member] item	Dec. 31, 2011 Class G One Notes [Member]	Dec. 31, 2009 Class G One Notes [Member]	Apr. 29, 2010 Note Liquidity Facility [Member]	Apr. 30, 2010 Note Liquidity Facility [Member]
Secured Borrowings (Textual) [Abstract]
Notes issued		$ 50,000,000		$ 853,000,000
B&B Air Funding issued aircraft lease-backed Class G-1 notes at offering price				99.71282%
Interest payable based on LIBOR				0.77%								1.20%
Accrued interest on the notes								200,000	300,000
Principal amount of notes repurchased											169,400,000
Principal amounts of repurchased Notes sold to third parties							106,700,000			40,800,000
Proceeds from the sale of repurchased notes							87,300,000
Secured borrowings, net	2,254,705,000	2,052,412,000						575,326,000	639,281,000
Scheduled monthly minimum principal payments					1,000,000
Repayment of debt	444,607,000	847,607,000	204,867,000					67,500,000	14,400,000
Proceeds from previously held note									100,000
Number Of aircraft financed sold								2
Number of aircraft financed									3
Repayment of debt by selling financed aircrafts		38,800,000
Write off of unamortized discount									1,500,000
Maximum additional liquidity of credit facility												60,000,000
Percentage of Servicer that BBAM LP ceases to own, directly or indirectly						50.00%
Percentage of the partnership interests in BBAM LP Summit ceases to own, directly or indirectly						33.33%
Publicly listed entity or other person net worth to not constitute a servicer termination event						$ 100,000,000
Commitment fee, percentage													0.40%